UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.   20549

FORM 13F

FROM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 1999

Check here if Amendment [     ] ;  Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
				    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Compass Capital Management, Inc.
Address: 	706 Second Avenue South
		Suite 400
		Minneapolis,  MN   55402

13F File Number:		801-32238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:	David M. Carlson
Title:	Principal/Founder
Phone:	(612) 338-4051
Signature, Place, and Date of Signing:

David M. Carlson		Minneapolis, Minnesota		June 30, 1999


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for  this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Firm 13F Information Table Entry Total:		56

Form 13F Information Table Value Total:		249911



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm. Inc              COM              000886101      425     9325 SH       SOLE                                       9325
AT&T Corp                      COM              001957109      798    14296 SH       SOLE                                      14296
Albertson's Inc                COM              013104104     7816   151585 SH       SOLE                                     151585
American Int.'l Group          COM              026874107      233     1989 SH       SOLE                                       1989
Autozone Inc                   COM              053332102     7967   264450 SH       SOLE                                     264450
BP Amoco PLC                   COM              055622104      407     3751 SH       SOLE                                       3751
Banc One Corp                  COM              059438101     8764   147136 SH       SOLE                                     147136
Bellsouth Corp                 COM              079860102      212     4600 SH       SOLE                                       4600
Bemis Co                       COM              081437105     9288   233660 SH       SOLE                                     233660
Biomet Inc                     COM              090613100     7534   189545 SH       SOLE                                     189545
Boston Scientific Corp         COM              101137107      213     4858 SH       SOLE                                       4858
Bristol-Myers Squibb           COM              110122108     8897   126310 SH       SOLE                                     126310
Chevron Corp                   COM              166751107      229     2409 SH       SOLE                                       2409
Coca-Cola Co                   COM              191216100      448     7230 SH       SOLE                                       7230
Computer Assoc. Int'l          COM              204912109     9877   180403 SH       SOLE                                     180403
Conagra Inc                    COM              205887102    14797   555770 SH       SOLE                                     555770
Electronic Data Systems Corp   COM              285661104     8861   156485 SH       SOLE                                     156485
Exxon Corp                     COM              302290101     1184    15346 SH       SOLE                                      15346
Fannie Mae                     COM              313586109      212     3100 SH       SOLE                                       3100
Federal Signal Corp            COM              313855108     7749   365740 SH       SOLE                                     365740
General Electric Corp          COM              369604103      893     7906 SH       SOLE                                       7906
Genuine Parts Corp             COM              372460105     8395   239844 SH       SOLE                                     239844
Hewlett-Packard Corp           COM              428236103     9887    98380 SH       SOLE                                      98380
Home Depot Inc                 COM              437076102     8646   134182 SH       SOLE                                     134182
Illinois Tool Works            COM              452308109     9254   113203 SH       SOLE                                     113203
Intel Corp                     COM              458140100      286     4800 SH       SOLE                                       4800
International Business Machine COM              459200101      740     5728 SH       SOLE                                       5728
Johnson & Johnson              COM              478160104      254     2595 SH       SOLE                                       2595
Lucent Technologies Inc        COM              549463107     1566    23216 SH       SOLE                                      23216
McDonald's Corp                COM              580135101      239     5810 SH       SOLE                                       5810
Medtronic Inc                  COM              585055106     8590   110300 SH       SOLE                                     110300
Merck & Co., Inc               COM              589331107     8602   116830 SH       SOLE                                     116830
Microsoft Corp                 COM              594918104      289     3200 SH       SOLE                                       3200
Minnesota Mining & Mfg. Co     COM              604059105      236     2717 SH       SOLE                                       2717
Newell Rubbermaid Inc          COM              651229106     8335   179720 SH       SOLE                                     179720
Pall Corp                      COM              696429307     9698   437078 SH       SOLE                                     437078
Pfizer Inc                     COM              717081103      485     4446 SH       SOLE                                       4446
Reuters Holdings PLC (ADR)     COM              76132M102     7116    87783 SH       SOLE                                      87783
Sherwin-Williams Co            COM              824348106     7958   286775 SH       SOLE                                     286775
Sigma-Aldrich Corp             COM              826552101     8874   257685 SH       SOLE                                     257685
State Street Corp              COM              857477103     7750    90775 SH       SOLE                                      90775
Sysco Corp                     COM              871829107     8247   276630 SH       SOLE                                     276630
TRW Inc                        COM              872649108      205     3737 SH       SOLE                                       3737
Valspar Corp                   COM              920355104     1854    48800 SH       SOLE                                      48800
W.W.Grainger Inc               COM              384802104     8195   152280 SH       SOLE                                     152280
Wal-Mart Co                    COM              931142103     8023   166273 SH       SOLE                                     166273
Columbia Special               EQ MF            198513103     1728 71459.099SH       SOLE                                  71459.099
Dreyfus Appreciation           EQ MF            261970107     2554 56805.738SH       SOLE                                  56805.738
Fidelity Dividend Growth Fd    EQ MF            316389402      210  6531.589SH       SOLE                                   6531.589
Harbor Capital Appreciation    EQ MF            411511504     2803 62771.009SH       SOLE                                  62771.009
Mutual Beacon                  EQ MF            628380305     2144 141597.884SH      SOLE                                 141597.884
Royce Premier                  EQ MF            780905600     1790 182976.090SH      SOLE                                 182976.090
Strong Schafer Value           EQ MF            862918109     2039 36781.403SH       SOLE                                  36781.403
Vanguard Index 500             EQ MF            922908108     4873 38419.811SH       SOLE                                  38419.811
Vanguard International Growth  EQ MF            921910204      591 30352.053SH       SOLE                                  30352.053
Vanguard International Value   EQ MF            921939203      654 23350.724SH       SOLE                                  23350.724